Stock-Based Compensation Plans - Total Estimated Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Stock-Based Compensation Plans
Effect on net income	$ 4,451	$ 3,736	$ 7,370	$ 6,523
Cost of revenues
Stock-Based Compensation Plans
Effect on net income	304	254	505	449
Sales and marketing
Stock-Based Compensation Plans
Effect on net income	1,417	675	2,287	1,160
Research and development
Stock-Based Compensation Plans
Effect on net income	580	490	965	857
General and administrative
Stock-Based Compensation Plans
Effect on net income	$ 2,150	$ 2,317	$ 3,613	$ 4,057